Financial Risks - Summary of Composition by Credit Quality of Debt Securities, Available-for-Sale, in an Unrealized Loss Position (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	€ 4,230	€ 4,407
Unrealized losses	(174)	(210)
AAA [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	1,604	1,340
Unrealized losses	(13)	(10)
AA [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	411	452
Unrealized losses	(13)	(8)
A [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	759	662
Unrealized losses	(17)	(13)
BBB [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	787	1,345
Unrealized losses	(36)	(58)
BB [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	304	181
Unrealized losses	(31)	(17)
B [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	184	186
Unrealized losses	(15)	(25)
Below B [member]
Disclosure of available for sale debt securities [line items]
Carrying value of securities with unrealized losses	182	240
Unrealized losses	€ (49)	€ (78)